Statement of Changes in Equity - AUD ($)	Issued Capital	Equity remuneration reserve	Accumulated losses	Foreign currency translation reserve	Total
Balance at Jun. 30, 2021	$ 39,213,794	$ 5,293,019	$ (42,528,729)		$ 1,978,084
Loss after income tax for the year			(20,076,843)		(20,076,843)
Other comprehensive income for the year, net of tax
Total comprehensive income for the year			(20,076,843)		(20,076,843)
Transactions with owners in their capacity as owners:
Performance rights exercised	1,996,500	(1,996,500)
Options exercised	1,665,907	(491,002)			1,174,905
Ordinary shares - NASDAQ	16,706,783				16,706,783
Costs of capital raising - NASDAQ	(2,856,327)				(2,856,327)
Repayment of notes	3,125,964				3,125,964
Share based payments:
- Service providers	1,050,238				1,050,238
- Employees / Directors	920,000	6,532,583			7,452,583
Balance at Jun. 30, 2022	61,822,859	9,338,100	(62,605,572)		8,555,387
Loss after income tax for the year			(12,827,177)		(12,827,177)
Other comprehensive income for the year, net of tax				(283,273)	(283,273)
Total comprehensive income for the year			(12,827,177)	(283,273)	(13,110,450)
Transactions with owners in their capacity as owners:
Shares issued for Vertica acquisition	180,000				180,000
Shares issued for Wellteq acquisition	1,673,631				1,673,631
Capital raising costs	(1,195,669)				(1,195,669)
Ordinary shares	5,000,000				5,000,000
Share-based payments		702,383			702,383
Payments to service providers	117,600				117,600
Performance rights issued		105,000			105,000
Performance rights exercised	8,410,200	(8,410,200)
Lapse of options		(133,753)	133,753
Balance at Jun. 30, 2023	$ 76,008,621	$ 1,601,530	$ (75,298,996)	$ (283,273)	$ 2,027,882